Related Party Transactions	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions
17.	Related Party Transactions
The following table summarizes our transactions with related parties for the three and six months ended June 30, 2020 and 2021:

	Three months ended June 30,		Six months ended June 30,
	2020	2021	2020	2021

	(in thousands)
Net income / (expenses)
Luna Pool Agency Limited	$7,045	$—	$7,045	$—
Ocean Yield Malta Limited	(491)	(308)	(1,122)	(623)

Total	$(6,554)	(308)	$5,923	(623)

The following table sets out the balances with related parties as at December 31, 2020, and June 30, 2021:

	December 31, 2020	June 30, 2021

	(in thousands)
Receivables / (payables)
Luna Pool Agency Limited	$11,853	$5,923
Ocean Yield Malta Limited	(61,448)	(58,087)

In March 2020, the Company collaborated with Pacific Gas Pte. Ltd. and Greater Bay Gas Co. Ltd. to form and manage the Luna Pool. As part of the formation of the Luna Pool, a new entity, Luna Pool Agency Limited, (“Pool Agency”) was established in May 2020. The investment in the Pool Agency created a 50/50 joint venture with Greater Bay Gas Co. Ltd. The Company’s investment in the Pool Agency is accounted for as an equity investment. Please read Note 5— Investment in Equity Accounted Joint Ventures for additional information.
Pool revenues and expenses within the Luna Pool are accounted for in accordance with ASC 808 – Collaborative Arrangements, when two (or more) parties are active participants in the arrangement and exposed to significant risk and rewards dependent on the commercial success of the activity. For a description of our accounting policy in relation to the Luna Pool collaborative arrangement , please read Note 2(a)— Basis of Presentation to the 2020 Annual Report.
Transactions with the Luna Pool collaborative arrangement
We have presented our share of net income earned under the Luna Pool collaborative arrangement across a number of lines in our unaudited condensed consolidated statements of operations. For revenues and expenses incurred specifically by the Company’s vessels and for which we are deemed to be the principal, these are presented gross on the face of our unaudited condensed consolidated statements of operations within operating revenues, voyage expenses and brokerage commissions. Our share of pool net revenues generated by the other Pool Participant’s vessels in the Luna Pool collaborative arrangement is presented on the face of our unaudited condensed consolidated statements of operations within operating revenues – Luna Pool collaborative arrangement. The other Pool Participant’s share of pool net revenues generated by our vessels in the pool is presented on the face of our unaudited condensed consolidated statements of operations within voyage expenses – Luna Pool collaborative arrangement. The portion of the Commercial Manager’s fee which is due from the other Pool Participant is presented on the face of our unaudited condensed consolidated statements of operations as other income.

The following table summarizes our net income generated from our participation in the Luna Pool collaborative arrangement for the three and six months ended June 30, 2020 and 2021:

	Three months ended		Six months ended
	June 30, 2020	June 30, 2021	June 30, 2020	June 30, 2021

	(in thousands)
Income / (expenses)
Time and Voyage charter revenues	$10,246	$24,909	$10,246	$43,790
Time and Voyage charter revenues from Luna Pool collaborative arrangement	2,596	5,546	2,596	10,785
Brokerage commissions	(170)	(432)	(170)	(708)
Voyage expenses	(2,701)	(9,233)	(2,701)	(16,732)
Voyage expenses – Luna Pool collaborative arrangement	(3,043)	(5,663)	(3,043)	(9,796)

Total net operating income from the Luna Pool	6,928	15,127	6,928	27,339
Other income	117	88	117	160

Total net income from the Luna Pool	$7,045	$15,215	$7,045	$27,499

Transactions with the Luna Pool Agency Limited
The Company’s related party balances with the Pool Agency consisted of the following at December 31, 2020 and June 30, 2021:

	December 31, 2020	June 30, 2021
	(in thousands)	(in thousands)
Receivables / (payables)
Other assets	$11,853	$5,923

Total assets	$11,853	$5,923

The net balance as of June 30, 2021 and December 31, 2020 is presented as amounts due from related parties on our unaudited condensed consolidated balance sheets and arises from amounts owed by the Pool Agency to the Company relating to working capital, pool distributions and voyage expenses for the Company’s vessels within the Luna Pool, offset by amounts received by the Company relating to hire and freight of the Company’s vessels within the Luna Pool
.
Transactions with Ocean Yield Malta Limited
In October 2019, the Company sold
Navigator Aurora
to OCY Aurora Ltd. the (‘lessor VIE’), and subsequently leased back the vessel under a bareboat charter. Please read Note 16—Variable Interest Entities for additional information. The lessor VIE is a wholly-owned, newly formed special purpose vehicle (“SPV”) of Ocean Yield ASA, an entity listed on the Oslo stock exchange. While we do not hold any equity investments in this SPV, under U.S. GAAP we are deemed to be the primary beneficiary and we are required to consolidate this lessor VIE into our results. Accordingly, although consolidated into our results, we have no control over the funding arrangements negotiated by this lessor VIE entity.
In October 2019, OCY Aurora Ltd., which owns
Navigator Aurora
, entered into secured financing agreements for $69.1 million consisting of a loan facility, the “Navigator Aurora Facility” which is denominated in USD.
The Navigator Aurora Facility is a seven-year unsecured loan provided by OCY Malta Limited, the parent of OCY Aurora Ltd. and a wholly owned subsidiary of Ocean Yield ASA. The Navigator Aurora Facility is subordinated to a further bank loan where OCY Aurora Ltd. is the guarantor and
Navigator Aurora
is pledged as security. We have no control over the bank loan arrangements negotiated by the parent of OCY Aurora Ltd, such as interest rates, maturity and repayment profiles. We have estimated the limit of the maximum amount of potential future payments under the guarantee to be $54.4 million. The likelihood of the Company having to make any payments under the guarantee is remote. The shipbroker appraised value of
Navigator Aurora
exceeded the borrowings outstanding under the Navigator Aurora Facility by approximately $18.4 million as of June 30, 2021 (December 31, 2020: $14.0 million). The fair value of the vessel is significantly greater than the amount of the senior bank loan it is pledged against, and therefore the guarantee made by the SPV to the lenders of the subordinated loan where OCY Malta Ltd is the borrower has negligible fair value.
The Navigator Aurora Facility bears interest at
three-month
U.S. LIBOR plus a margin of 185 basis points and is repayable with a balloon payment on maturity. As of June 30, 2021, there was $58.0 million in borrowings outstanding under this facility which is presented in non-current
liabilities on the Company’s unaudited condensed consolidated balance sheets (December 31, 2020: $61.4 million outstanding). OCY Aurora Ltd., the lessor VIE, is consolidated into our results and consequently, under U.S. GAAP, transactions with OCY Malta Limited are deemed to be related party transactions. A payment of $3.3 million was made against the Navigator Aurora Facility for the six months ended June 30, 2021, as a single, non-contractual
prepayment of the loan. This has been reflected as cash flows used in financing activities in our unaudited condensed consolidated statement of cash flows.

The following table sets out the Company’s related party transactions with Ocean Yield Malta Limited for the three and six months ended June 30, 2020 and 2021:

	Three months ended		Six months ended
	June 30, 2020	June 30, 2021	June 30, 2020	June 30, 2021

	(in thousands)
Income / (expenses)
General and Administrative expenses	$(7)	$—	$(9)	$(4)
Interest Expense	(482)	(304)	(1,113)	(619)

Total	$(489)	$(304)	$(1,122)	$(623)

The following table sets out the Company’s related party balances with Ocean Yield Malta Limited as at December 31, 2020 and June 30, 2021:

	December 31, 2020	June 30, 2021

	(in thousands)
Receivables / (payables)
Accrued interest and trade payables	$(229)	$(206)
Navigator Aurora Facility, net of deferred financing costs	(61,216)	(57,878)
Other non-current payables	(3)	(3)

Total liabilities	$(61,448)	$(58,087)